Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Investor Class
Trading Symbol	PVCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$63	1.25%
[1]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Net Assets	$ 215,177,217
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$215,177,217
Number of Holdings	28
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Industry	(% of net assets)
Temporary Help Services	4.3%
Support Activities for Forestry	3.1%
Computer Systems Design and Related Services	2.9%
Motor Vehicle Parts (Used) Merchant Wholesalers	2.0%
Plastics Packaging Materials and Unlaminated Film and Sheet Manufacturing	1.1%
Janitorial Services	1.0%
Medical Equipment and Supplies Manufacturing	1.0%
Bread and Bakery Product Manufacturing	1.0%
Limited-Service Restaurants	1.0%
Cash & Other	82.6%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	64.8%
First American Treasury Obligations Fund	10.6%
Rayonier, Inc.	3.1%
Amdocs Ltd.	2.9%
Kelly Services, Inc.	2.3%
LKQ Corp.	2.0%
Reynolds Consumer Products, Inc.	1.1%
Healthcare Services Group, Inc.	1.0%
Teleflex, Inc.	1.0%
Flowers Foods, Inc.	1.0%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Institutional Class
Trading Symbol	PVCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	1.00%
[2]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 215,177,217
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$215,177,217
Number of Holdings	28
Portfolio Turnover	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Industry	(% of net assets)
Temporary Help Services	4.3%
Support Activities for Forestry	3.1%
Computer Systems Design and Related Services	2.9%
Motor Vehicle Parts (Used) Merchant Wholesalers	2.0%
Plastics Packaging Materials and Unlaminated Film and Sheet Manufacturing	1.1%
Janitorial Services	1.0%
Medical Equipment and Supplies Manufacturing	1.0%
Bread and Bakery Product Manufacturing	1.0%
Limited-Service Restaurants	1.0%
Cash & Other	82.6%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	64.8%
First American Treasury Obligations Fund	10.6%
Rayonier, Inc.	3.1%
Amdocs Ltd.	2.9%
Kelly Services, Inc.	2.3%
LKQ Corp.	2.0%
Reynolds Consumer Products, Inc.	1.1%
Healthcare Services Group, Inc.	1.0%
Teleflex, Inc.	1.0%
Flowers Foods, Inc.	1.0%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund

[1]
*	Annualized

[2]
*	Annualized